UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ore Hill Partners LLC
Address: 650 Fifth Ave -9th Floor

         New York, NY  10019

13F File Number:  28-11672

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Sands
Title:     Chief Compliance Officer
Phone:     (212) 389-2359

Signature, Place, and Date of Signing:

     Steven Sands     New York, NY/USA     November 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $229,378 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW          049164205    33971   780585 SH       Sole                   780585        0        0
BOYD GAMING CORP               COM              103304101    11555   300600 SH       Sole                   300600        0        0
CENTEX CORP                    COM              152312104      176      150     CALL Sole                      150        0        0
CENTEX CORP                    COM              152312104      184      200     CALL Sole                      200        0        0
CENTEX CORP                    COM              152312104      107      150     CALL Sole                      150        0        0
CORAUTUS GENETICS INC          COM NEW          218139202      320   464492 SH       Sole                   464492        0        0
D R HORTON INC                 COM              23331A109      153      600     CALL Sole                      600        0        0
D R HORTON INC                 COM              23331A109      230      500     CALL Sole                      500        0        0
D R HORTON INC                 COM              23331A109      165      250     CALL Sole                      250        0        0
DENNYS CORP                    COM              24869P104    30913  9065292 SH       Sole                  9065292        0        0
ESCHELON TELECOM INC           COM              296290109    15650   921147 SH       Sole                   921147        0        0
FOSTER WHEELER LTD             SHS NEW          G36535139    21887   567165 SH       Sole                   567165        0        0
GENCORP INC                    COM              368682100     9399   732000 SH       Sole                   732000        0        0
ICO GLOBAL COMM HLDGS LTD DE   CL A             44930K108     2223   379975 SH       Sole                   379975        0        0
IPCS INC                       COM NEW          44980Y305    30292   565678 SH       Sole                   565678        0        0
MIRANT CORP NEW                *W EXP 01/03/201 60467R126     9965   918459 WAWarrantSole                   918459        0        0
MIRANT CORP NEW                *W EXP 01/03/201 60467R118     6974   683742 WAWarrantSole                   683742        0        0
PARTICLE DRILLING TECHNOLOGI   COM              70212G101     1416   546700 SH       Sole                   546700        0        0
PATHMARK STORES INC NEW        COM              70322A101    13886  1395600 SH       Sole                  1395600        0        0
PORTLAND GEN ELEC CO           COM NEW          736508847     1040    42605 SH       Sole                    42605        0        0
PROSPECT STR HIGH INCOME PTF   COM NEW          743586406     1589   493600 SH       Sole                   493600        0        0
PULTE HOMES INC                COM              745867101      225      250     CALL Sole                      250        0        0
PULTE HOMES INC                COM              745867101      168      400     CALL Sole                      400        0        0
PULTE HOMES INC                COM              745867101      252      400     CALL Sole                      400        0        0
QC HLDGS INC                   COM              74729T101     7242   607046 SH       Sole                   607046        0        0
SHAW GROUP INC                 COM              820280105       14      600 SH       Sole                      600        0        0
SPACEHAB INC                   COM              846243103      674   910858 SH       Sole                   910858        0        0
STATION CASINOS INC            COM              857689103     1425     1500     CALL Sole                     1500        0        0
TRANSMERIDIAN EXPL INC         COM              89376N108      593   150000 SH       Sole                   150000        0        0
U S G CORP                     COM NEW          903293405    26690   567400 SH       Sole                   567400        0        0